Note 12 - Fair Value Measurement (Details) - Assets And Liabilities Accounted For At Fair Value (USD $) In Thousands, unless otherwise specified	Jun. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Receivables from provisional concentrate sales	$ 20,228	$ 7,466	$ 9,313
Total assets	343,385	224,630	314,998
Fair Value, Inputs, Level 1 [Member]
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Money market funds and other bank deposits	296,375	190,984	266,463
Equity securities – mining industry	8,766	9,614	3,923
Certificates of deposit and other bank deposits	5,287	871	866
Fair Value, Inputs, Level 2 [Member]
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Receivables from provisional concentrate sales	8,306	17,555	10,996
Base metal forward contracts	24,651	5,606	32,750
Base metal forward contracts		$ 2,483